Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per Share
Schedule of earnings per share

€ millions, unless otherwise stated	2024	2023	2022
Profit attributable to equity holders of SAP SE	3,124	3,634	3,277
Profit attributable to equity holders of SAP SE1	3,124	6,139	2,284
Issued ordinary shares[2]	1,229	1,229	1,229
Effect of treasury shares[2]	-62	-61	-58
Weighted average shares outstanding, basic[2]	1,166	1,167	1,170
Dilutive effect of share-based payments[2]	13	12	5
Weighted average shares outstanding, diluted[2]	1,180	1,180	1,175
Earnings per share, basic, attributable to equity holders of SAP SE (in €) from continuing operations	2.68	3.11	2.80
Earnings per share, basic, attributable to equity holders of SAP SE (in €)[1]	2.68	5.26	1.95
Earnings per share, diluted, attributable to equity holders of SAP SE (in €) from continuing operations	2.65	3.08	2.79
Earnings per share, diluted, attributable to equity holders of SAP SE (in €)[1]	2.65	5.20	1.94

[1] From continuing and discontinued operations.

[2] Number of shares in millions.